S000060088 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	130 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BlackRock Universal Systematic Bond Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.96%	1.55%	2.59%
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.58%	0.06%	2.44%
Bloomberg U.S. Aggregate Bond Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
iShares Systematic Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.25%	1.24%	2.75%
Performance Inception Date					Feb. 24, 2015
iShares Systematic Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.13%	(0.36%)	1.30%
iShares Systematic Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.84%	0.23%	1.46%

[1]	The BlackRock Universal Systematic Bond Index (Spliced) reflects the performance of the Bloomberg U.S. Aggregate Bond Index through February 4, 2018 (when the Fund was actively managed), the Bloomberg U.S. Fixed Income Balanced Risk Index from February 5, 2018 through September 1, 2025 (when it was the Fund’s Underlying Index), and the BlackRock Universal Systematic Bond Index thereafter (when it became the Fund’s Underlying Index). Prior to February 4, 2018, the Fund's performance is for a fund that was reorganized into the Fund and that did not seek to track the investment results of an index but was managed by BFA during the applicable period using an investment strategy substantially similar to the methodology of the Bloomberg U.S. Fixed Income Balanced Risk Index.